Inventories - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Inventory [Line Items]
Consignment inventory	SFr 12.6	SFr 9.9
Cost of sales
Disclosure Of Inventory [Line Items]
Cost of inventories recognised as expense during period	384.8	216.0
Write-downs (reversals of write-downs) of inventories	SFr (0.6)	SFr (0.5)